Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

June 1, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Aspiriant Trust (File Nos. 333-178600 and 811-22648)

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 35 ("PEA 35") to the Trust's Registration Statement on Form N-1A. PEA 35 is being filed to reflect (i) the addition of a new sub-adviser for the Aspiriant Risk-Managed Equity Allocation Fund and (ii) the change for the Aspiriant Defensive Allocation Fund from a diversified fund to a non-diversified fund, which was approved by shareholders on January 3, 2023. There are no other material changes relating to the Aspiriant Risk-Managed Equity Allocation Fund or the Aspiriant Defensive Allocation Fund nor are there material changes relating to (i) the Aspiriant Risk-Managed Municipal Bond Fund, which the staff last reviewed in an annual update 485(a) filing on June 1, 2022, or (ii) the Aspiriant Risk-Managed Taxable Bond Fund, which the staff last reviewed in an annual update 485(a) filing on May 2, 2019. Therefore, the Trust is requesting selective review of PEA 35.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001